Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 2GIG [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Matching contributions to the plan	$ 25,000	$ 79,000	$ 36,000